INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax [Abstract]
Disclosure of income tax expense (recovery) [Table Text Block]
	Years ended December 31,
	2022	2021
Current income tax:
Current expense	1,156	3,203
Current tax adjustments related to prior periods	(264)	-
Current income tax expense	892	3,203
Deferred income tax:
Origination and reversal of temporary differences	5,405	31,129
Deferred tax adjustments related to prior periods	535	9
Deferred income tax expense	5,940	31,138
Income tax expense	6,832	34,341

Disclosure of effective tax rate reconciliation [Table Text Block]
	Years ended December 31,
	2022	2021
Income tax expense (recovery) at Canadian statutory rate of 36.5%	(6,984)	25,840
Permanent differences	10,136	13,110
Foreign tax rate differential	64	96
Unrecognized tax benefits	3,344	(4,714)
Deferred tax adjustments related to prior periods	272	9
Income tax expense	6,832	34,341

Disclosure of deferred tax assets and liabilities [Table Text Block]
	As at December 31,
	2022	2021
Property, plant and equipment	(226,123)	(190,768)
Other financial assets	8,222	6,156
Provisions	29,721	22,746
Tax loss carry forwards	111,925	91,680
Deferred tax liability	(76,255)	(70,186)

Disclosure of unrecognized deferred tax assets and liabilities [Table Text Block]
	As at December 31,
	2022	2021
Deductible temporary differences:
Debt	86,745	56,921
Losses and tax pools	28,082	30,523
Other financial assets	14,078	13,879
Deferred tax asset:
Debt	11,658	7,655
Losses and tax pools	7,582	8,241
Other financial assets	1,900	1,873